Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income before income taxes
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Non-PRC	$(472)	$-	$-
PRC	9,897	8,161	7,613
Total	$9,425	$8,161	$7,613

Schedule of the income tax provision
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Current	$361	$21	$268
Deferred	1,238	1,496	1,302
Total	$1,599	$1,517	$1,570

Schedule of statutory rates to the Company’s effective tax rate
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rates (1)	(2.8)%	(3.8)%	(2.8)%
Eligible additional deduction	(3.3)%	(3.2)%	(2.7)%
Impact of different tax rates in other jurisdictions	1.3%	-%	-%
Non-taxable and exemptions	(3.3)%	-%	-%
Permanent differences (2)	0.1%	0.6%	1.1%
Effective income tax rate	17.0%	18.6%	20.6%

(1)	Preferential tax rates for small and micro enterprises and high-tech entities.

(2)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of financial accounting basis and tax basis of assets and liabilities
	As of December 31, 2022	As of December 31, 2021

Deferred tax assets:
Net operating losses carryforward	$2,300	$4,104
Allowance for doubtful accounts	874	699
Deferred income (a)	279	315
Intangible assets (b)	134	106
Subtotal	3,587	5,224
Less: valuation allowance	-	-
Deferred tax assets	$3,587	$5,224

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

Schedule of tax payable consisted
	As of December 31, 2022	As of December 31, 2021

Value-added tax payable	$1,828	$2,523
Income tax payable	185	18
Other taxes payable	194	348
Total	$2,207	$2,889